Employee benefit plans - Information about fair value of plan assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 225,744		¥ 232,885		¥ 234,050
Level 1 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		23,464		50,537
Level 1 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0		21,991
Level 1 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	0
Level 1 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		23,464		25,980
Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0
Level 1 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0		2,566
Level 1 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]	0
Level 1 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0
Level 1 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0
Level 2 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		130,799		121,504
Level 2 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0
Level 2 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	1,901		9,145
Level 2 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0
Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0		22
Level 2 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0		2,082
Level 2 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]	22,027		6,070
Level 2 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		66,363		64,437
Level 2 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		40,508		39,748
Level 3 [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		65,081		54,383		51,727
Level 3 [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0
Level 3 [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		23,465	[1]	3,823	[1]	3,639
Level 3 [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0
Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0
Level 3 [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0
Level 3 [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		41,616	[2],[3]	50,560	[2],[3]	¥ 48,088
Level 3 [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0
Level 3 [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0
Fair value [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		219,344		226,424
Fair value [Member] | Equities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0		21,991
Fair value [Member] | Private equity investments [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[1]	25,366		12,968
Fair value [Member] | Japanese government securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		23,464		25,980
Fair value [Member] | Foreign government, agency and municipal securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0		22
Fair value [Member] | Bank and corporate debt securities [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		0		4,648
Fair value [Member] | Investment trust funds and other [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets	[2],[3]	63,643		56,630
Fair value [Member] | Life insurance company general accounts [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		66,363		64,437
Fair value [Member] | Other assets [Member]
Pension plans, postretirement and other employee benefits [Line items]
Fair value of plan assets		¥ 40,508		¥ 39,748

[1]	Includes corporate type equity investments.
[2]	Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2019 and March 31, 2020, the fair values of these assets were ¥6,462 million and ¥6,401 million, respectively.
[3]	Includes mainly debt investment funds. Hedge funds and real estate funds are also included.